SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY	12 Months Ended
Dec. 31, 2024
CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY
CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

BALANCE SHEETS

(in Renminbi “RMB”, except share and per share data)

	As of
	December 31,	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
Assets:
Cash and cash equivalents	1,202,355	1,359,623	186,268
Prepaid expenses and other current assets	410,826	390,721	53,528
Amount due from subsidiaries and VIEs	1,047,722,447	910,228,376	124,700,776
Investments in subsidiaries and VIEs	4,857,619,732	6,286,783,144	861,285,759
Total assets	5,906,955,360	7,198,761,864	986,226,331

Liabilities:
Accrued expenses and other current liabilities	604,989	245,607,222	33,648,051
Dividend payable	59,226,084	—	—
Total liabilities	59,831,073	245,607,222	33,648,051

Equity:
Common shares	206,793	206,793	28,331
Treasury stock	(111,520,291)	(509,643,763)	(69,820,909)
Additional paid-in capital	3,196,942,284	3,207,028,391	439,361,088
Retained earnings	2,692,018,850	4,174,511,191	571,905,688
Accumulated other comprehensive income	69,476,651	81,052,030	11,104,082
Total equity	5,847,124,287	6,953,154,642	952,578,280
Total liabilities and equity	5,906,955,360	7,198,761,864	986,226,331

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

(in Renminbi “RMB”, except share and per share data)

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
General and administrative expenses	(8,739,084)	(5,899,484)	(7,502,575)	(1,027,849)
Interest income	1,518	29,662	33,062	4,529
Equity in profit of subsidiaries and VIEs	817,582,216	1,190,497,730	1,547,501,724	212,006,867
Other income, net	3,151,789	2,166,066	(126,446)	(17,323)
Net income	811,996,439	1,186,793,974	1,539,905,765	210,966,224
Other comprehensive income	57,289,037	5,878,060	11,575,379	1,585,820
Comprehensive income	869,285,476	1,192,672,034	1,551,481,144	212,552,044

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENT OF CASH FLOWS

(in Renminbi “RMB”, except share and per share data)

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Net cash used in operating activities	(9,559,741)	(5,736,205)	(8,157,418)	(1,117,562)
Received from subsidiaries and VIEs	164,707,863	25,363,652	188,678,532	25,848,853
Dividends received from subsidiaries	—	49,338,235	118,338,313	16,212,282
Net cash provided by investing activities	164,707,863	74,701,887	307,016,845	42,061,135
Contribution from shareholders	277,342	1,099,619	122,507	16,783
Repurchase of common shares	(146,740,902)	(24,872,828)	(182,204,126)	(24,961,863)
Dividend paid	—	(58,401,356)	(116,639,508)	(15,979,547)
Net cash used in financing activities	(146,463,560)	(82,174,565)	(298,721,127)	(40,924,627)
Effect of foreign exchange rate changes	824,099	131,100	18,968	2,599
Net increase (decrease) in cash and cash equivalents	9,508,661	(13,077,783)	157,268	21,545
Cash and cash equivalents, beginning of year	4,771,477	14,280,138	1,202,355	164,723
Cash and cash equivalents, end of year	14,280,138	1,202,355	1,359,623	186,268

SCHEDULE I—NOTES TO CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

1.Schedule I has been provided pursuant to the requirements of Rule 12-04 and 5-04(c) of Regulation S-X, which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same date and for the same period for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.
2.The condensed financial information has been prepared using the same accounting policies as set out in the consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries and VIEs. For the parent company, the Company records its investments in subsidiaries and VIEs under the equity method of accounting as prescribed in ASC 323, Investments—Equity Method and Joint Ventures. Such investments are presented on the Condensed Balance Sheet as “Investments in subsidiaries and VIEs” and the subsidiaries and VIEs’ profit or loss as “Equity in profit (loss) of subsidiaries and VIEs” on the Condensed Statements of Comprehensive Income (loss). Ordinarily under the equity, an investor in an equity method investee would cease to recognize its share of the losses of an investee once the carrying value of the investment has been reduced to nil absent an undertaking by the investor to provide continuing support and fund losses. For the purpose of this Schedule I, the parent company has continued to reflect its share, based on its proportionate interest, of the losses of subsidiaries and VIE regardless of the carrying value of the investment even though the parent company is not obligated to provide continuing support or fund losses.
3.For the years ended December 31, 2022, 2023 and 2024, except as disclosed in Note 18, there were no material contingencies, significant provisions of long-term obligations, guarantees of the Company.

Translations of balances in the additional financial information of Parent Company—Financial Statements Schedule I from RMB into US$ as of and for the year ended December 31, 2024 are solely for the convenience of the readers and were calculated at the rate of US$1.00= RMB7.2993, as set forth in H.10 statistical release of the Federal Reserve Board on December 31, 2024. The translation is not intended to imply that the RMB amounts could have been, or could be, converted, realized or settled into United States dollars at that rate on December 31, 2024, or at any other rate.